PROPERTY, PLANT AND EQUIPMENT - Summaries of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	$ 1,969.4	$ 2,154.0
Additions – business combinations (Note 3)	96.5	8.5
Disposals	(3.8)	(4.0)
Depreciation	(147.0)	(154.8)
Impairment	(24.3)	(76.7)
Transfers and others	3.3	(10.4)
Foreign currency exchange differences	(58.7)	(151.3)
Property, plant and equipment, end	2,129.3	1,969.4
Property, plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Additions	272.2	107.6
Purchase of assets under lease (Note 15)
Reconciliation of changes in property, plant and equipment [abstract]
Additions	21.7	96.5
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	3,079.0
Property, plant and equipment, end	3,297.6	3,079.0
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(1,109.6)
Property, plant and equipment, end	(1,168.3)	(1,109.6)
Buildings and land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	282.1	262.8
Additions – business combinations (Note 3)	52.1	0.3
Disposals	(2.2)	0.0
Depreciation	(21.4)	(19.8)
Impairment	(13.8)	0.0
Transfers and others	1.1	36.1
Foreign currency exchange differences	(7.2)	(13.5)
Property, plant and equipment, end	320.1	282.1
Buildings and land | Property, plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Additions	29.4	16.2
Buildings and land | Purchase of assets under lease (Note 15)
Reconciliation of changes in property, plant and equipment [abstract]
Additions	0.0	0.0
Buildings and land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	513.8
Property, plant and equipment, end	561.9	513.8
Buildings and land | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(231.7)
Property, plant and equipment, end	(241.8)	(231.7)
Simulators
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	1,423.1	1,569.3
Additions – business combinations (Note 3)	18.7	7.9
Disposals	(0.4)	(1.9)
Depreciation	(101.1)	(113.3)
Impairment	(10.5)	(76.7)
Transfers and others	97.6	48.8
Foreign currency exchange differences	(48.5)	(120.9)
Property, plant and equipment, end	1,415.1	1,423.1
Simulators | Property, plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Additions	14.5	13.4
Simulators | Purchase of assets under lease (Note 15)
Reconciliation of changes in property, plant and equipment [abstract]
Additions	21.7	96.5
Simulators | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	2,140.6
Property, plant and equipment, end	2,180.7	2,140.6
Simulators | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(717.5)
Property, plant and equipment, end	(765.6)	(717.5)
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	48.3	51.4
Additions – business combinations (Note 3)	21.5	0.3
Disposals	(0.1)	(0.1)
Depreciation	(19.3)	(15.9)
Impairment	0.0	0.0
Transfers and others	1.1	1.4
Foreign currency exchange differences	(0.8)	(2.2)
Property, plant and equipment, end	66.2	48.3
Machinery and equipment | Property, plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Additions	15.5	13.4
Machinery and equipment | Purchase of assets under lease (Note 15)
Reconciliation of changes in property, plant and equipment [abstract]
Additions	0.0	0.0
Machinery and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	192.9
Property, plant and equipment, end	209.2	192.9
Machinery and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(144.6)
Property, plant and equipment, end	(143.0)	(144.6)
Aircraft
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	76.1	69.3
Additions – business combinations (Note 3)	2.1	0.0
Disposals	(1.1)	(0.4)
Depreciation	(5.2)	(5.8)
Impairment	0.0	0.0
Transfers and others	(1.0)	0.6
Foreign currency exchange differences	(1.0)	(6.7)
Property, plant and equipment, end	71.5	76.1
Aircraft | Property, plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Additions	1.6	19.1
Aircraft | Purchase of assets under lease (Note 15)
Reconciliation of changes in property, plant and equipment [abstract]
Additions	0.0	0.0
Aircraft | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	91.9
Property, plant and equipment, end	89.4	91.9
Aircraft | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(15.8)
Property, plant and equipment, end	(17.9)	(15.8)
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	139.8	201.2
Additions – business combinations (Note 3)	2.1	0.0
Disposals	0.0	(1.6)
Depreciation	0.0	0.0
Impairment	0.0	0.0
Transfers and others	(95.5)	(97.3)
Foreign currency exchange differences	(1.2)	(8.0)
Property, plant and equipment, end	256.4	139.8
Assets under construction | Property, plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Additions	211.2	45.5
Assets under construction | Purchase of assets under lease (Note 15)
Reconciliation of changes in property, plant and equipment [abstract]
Additions	0.0	0.0
Assets under construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	139.8
Property, plant and equipment, end	256.4	139.8
Assets under construction | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	0.0
Property, plant and equipment, end	$ 0.0	$ 0.0